Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the years ended December 31, 2025, 2024 and 2023, RSU activity was as follows:

	Number of RSUs (in thousands)	Weighted Average Grant-date Fair Value Per Share	Weighted Average Share Price on Release Date Per Share
Outstanding at January 1, 2023	17,884	$6.74
Granted during the year	1,052	14.74
Forfeited during the year	(65)	8.72
Outstanding at December 31, 2023	18,871	$7.18
Granted during the year	304	46.23
Released during the year	(17,815)	6.74	$25.97
Forfeited during the year	(16)	12.02
Outstanding at December 31, 2024	1,344	$21.87
Granted during the year	1,975	52.39
Released during the year	(1,553)	27.81	$66.78
Forfeited during the year	(47)	34.01
Outstanding at December 31, 2025	1,719	$51.24

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's	Each reporting period, the Group remeasures share-based compensation expense for the PSUs based on the best estimate of the number of ordinary shares that will be issued upon vesting and the timing of such vesting.

	Number of PSUs, reflected at target (in thousands)	Weighted Average Grant-date Fair Value Per Share
Outstanding at January 1, 2025	-	$-
Granted during the year (reflected at target)	267	52.77
Outstanding at December 31, 2025	267	$52.77

Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the years ended December 31, 2025, 2024 and 2023, stock option activity was as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price Per Share		Weighted Average Share Price on Exercise Date Per Share	Weighted Average Remaining Contractual Term (in years)
Outstanding at January 1, 2023	2,986	$15.62			4.2
Forfeited during the year	(36)	19.13
Outstanding at December 31, 2023	2,950	$15.57			3.2
Exercised during the year	(821)	14.97		$43.18
Outstanding at December 31, 2024	2,129	$15.81			2.2
Exercised during the year	(1,360)	14.89		$55.10
Outstanding at December 31, 2025	769	$17.43	(1)		1.4
Exercisable as of December 31, 2025	769	$17.43	(1)		1.4

(1)
Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.